Statement Of Consolidated Cash Flows-Supplemental Disclosures	12 Months Ended
Dec. 31, 2012
Statement Of Consolidated Cash Flows-Supplemental Disclosures

NOTE 18—STATEMENT OF CONSOLIDATED CASH FLOWS—SUPPLEMENTAL DISCLOSURES

Supplemental disclosures of cash flow information and non-cash investing and financing activities for the years ended December 31, are as follows (in millions):

	UAL	United
2012
Cash paid during the period for:
Interest (net of amounts capitalized)	$766	$766
Income taxes	2	4
Non-cash transactions:
Property and equipment acquired through issuance of debt	544	544
8% Contingent Senior Unsecured Notes and 6% Senior Notes, net of discount	357	357
Special facility payment financing	101	101
Airport construction financing	50	50
2011
Cash paid during the period for:
Interest (net of amounts capitalized)	$855	$855
Income taxes	10	2
Non-cash transactions:
Property and equipment acquired through issuance of debt	$130	$130
8% Contingent Senior Unsecured Notes, net of discount	88	88
Interest paid in kind on 6% Senior Notes	37	37
2010
Cash paid (refunded) during the period for:
Interest (net of amounts capitalized)	$600	$600
Income taxes	(16)	(16)
Non-cash transactions:
Redemption of Continental’s 5% Convertible Notes with UAL common stock	$175	$175
Property and equipment acquired through issuance of debt and capital leases	98	98
Restricted cash collateral returned on derivative contracts	(45)	(45)
Interest paid in kind on 6% Senior Notes	35	35